Ivy Cundill Global Value Fund

Summary Prospectus   |   July 30, 2010

Share Class (Ticker):    Class A Shares (ICDAX), Class B Shares (ICDBX), Class C Shares (ICDCX), Class E Shares (ICVEX), Class I Shares (ICVIX), Class Y Shares (ICDYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund (including the Fund’s SAI) online at www.ivyfunds.com/prospectus. You can also get this information at no cost by calling 800.777.6472 or by sending an e-mail request to request@waddell.com. You can also get this information from your investment provider. The Fund’s prospectus and SAI dated July 30, 2010 are incorporated herein by reference.

Objective

To provide long-term capital growth. Any income realized will be incidental.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in a fund within the Ivy Family of Funds or Waddell & Reed InvestEd Portfolios and, for clients of Waddell & Reed, Inc. or Legend Equities Corporation, Waddell & Reed Advisors Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 178 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 117 of the Fund’s statement of additional information (SAI).

Shareholder Fees

(fees paid directly from your investment)	Class A	Class B		Class C		Class E	Class I	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None		None		5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	None	5.00%	[1]	1.00%	[1]	None	None	None
Redemption Fee/Exchange Fee (as a % of amount redeemed or exchanged within fewer than thirty days)	2.00%	2.00%		2.00%		2.00%	2.00%	2.00%
Maximum Annual Maintenance Fee	None	None		None		$20	None	None

Annual Fund Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class A	Class B	Class C	Class E	Class I	Class Y
Management Fees	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	0.25%	0.00%	0.25%
Other Expenses	0.67%	0.81%	0.46%	1.38%	0.31%	0.30%
Total Annual Fund Operating Expenses	1.92%	2.81%	2.46%	2.63%	1.31%	1.55%
Fee Waiver and/or Expense Reimbursement[2]	0.00%	0.00%	0.00%	1.04%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.92%	2.81%	2.46%	1.59%	1.31%	1.55%

[1]

For Class B shares, the contingent deferred sales charge (CDSC) declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.

[2]

Through July 31, 2011, Ivy Funds Distributor, Inc. (IFDI), the Fund’s distributor, and Waddell & Reed Services Company, doing business as WI Services Company (WISC), the Fund’s transfer agent, have contractually agreed to reimburse sufficient 12b-1 and/or shareholder servicing fees to cap the expenses for Class E shares at 1.59%. Prior to that date, the expense limitation may not be terminated by IFDI, WISC or the Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$759	$1,143	$1,552	$2,689
Class B Shares	684	1,171	1,584	2,925
Class C Shares	249	767	1,311	2,796
Class E Shares	747	1,279	1,871	3,469
Class I Shares	133	415	718	1,579
Class Y Shares	158	490	845	1,845

Ivy Funds

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$759	$1,143	$1,552	$2,689
Class B Shares	284	871	1,484	2,925
Class C Shares	249	767	1,311	2,796
Class E Shares	747	1,279	1,871	3,469
Class I Shares	133	415	718	1,579
Class Y Shares	158	490	845	1,845

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Principal Investment Strategies

Ivy Cundill Global Value Fund invests primarily in equity securities of issuers located throughout the world, including emerging market countries, which Mackenzie Cundill Investment Management Ltd (Cundill), the Fund’s investment subadvisor, believes are trading below their estimated “intrinsic value.” The Fund may invest in issuers located in any country, in a company of any size and in issuers of any industry.

“Intrinsic value” is the perceived realizable market value, determined through Cundill’s analysis of the companies’ financial statements (and includes factors such as financial capacity on the balance sheet, earnings, cash flows, dividends, business prospects, management capabilities and other catalysts for potentially increasing shareholder value). Cundill utilizes a bottom-up, fundamental research driven approach in its selection of securities for the Fund and maintains a global focus with no index, sector, or country allocation constraints.

A security is typically sold when Cundill determines that its target value has been reached, or when a security’s price declines to the point that the investment has become unattractive. As well, Cundill may sell a security to reduce the Fund’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.

Cundill may often use certain derivative investment techniques, such as foreign currency exchange transactions and forward foreign currency contracts, to hedge or decrease the Fund’s exposure to foreign currency risk.

Principal Investment Risks

As with any mutual fund, the value of the Fund’s shares will change, and you could lose money on your investment. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:

■	Company Risk. A security may perform worse than the overall market due to specific factors, such as adverse changes to its financial position or in investor perceptions about the company.

■

Derivatives Risk. A principal risk of investments in derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets or with the underlying asset from which the derivative’s value is derived. Some derivatives are more sensitive to interest rate changes and market price fluctuations than others. To the extent the judgment of Cundill as to certain movements is incorrect, the risk of loss is greater than if the derivative technique(s) had not been used.

■

Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.

■

Foreign Currency Exchange Transactions and Forward Foreign Currency Contracts Risk. These investment techniques involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the judgment of Cundill as to certain market movements is incorrect, the risk of losses are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between the Fund’s portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

■

Foreign Currency Risk. The value of the Fund’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations. Currency conversion also can be costly.

■

Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the U.S. markets and that could affect the Fund’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse tax consequences; and settlement delays.

■

Holdings Risk. The Fund’s portfolio tends to be invested in a relatively small number of stocks. As a result, the appreciation or depreciation of any one security held by the Fund will have a greater impact on the Fund’s net asset value than it would if the Fund invested in a larger number of securities.

■	Management Risk. Fund performance is primarily dependent on Cundill’s skill in evaluating and managing the Fund’s portfolio and the Fund may not perform as well as other similar mutual funds.

Ivy Funds

■

Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Fund’s holdings to fall as part of a broad market decline. Recent events in the financial sector and in the economy have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Fund. These events have also decreased liquidity in some markets and may continue to do so.

■

Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of Cundill, undervalued. The value of a security believed by Cundill to be undervalued may never reach what is believed to be its full value, or such security’s value may decrease.

Performance

The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of an index and/or Lipper peer group (a universe of funds with similar investment objectives). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.ivyfunds.com or call 800.777.6472 for the Fund’s updated performance.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 19.30% (the second quarter of 2009) and the lowest quarterly return was -17.89% (the fourth quarter of 2008). The Class A return for the year through June 30, 2010 was -7.48%.

Average Annual Total Returns

as of December 31, 2009	1 Year	5 Years	Life of Class
Class A (began on 09-04-2001)
Return Before Taxes	22.20%	1.05%	4.64%
Return After Taxes on Distributions	22.04%	0.30%	3.96%
Return After Taxes on Distributions and Sale of Fund Shares	14.69%	0.94%	3.94%
Class B (began on 09-26-2001)
Return Before Taxes	24.38%	1.17%	5.70%
Class C (began on 10-19-2001)
Return Before Taxes	28.92%	1.62%	5.61%
Class E (began on 04-02-2007)
Return Before Taxes	22.54%	N/A	-8.37%
Class I (began on 04-02-2007)
Return Before Taxes	30.40%	N/A	-5.56%
Class Y (began on 07-24-2003)
Return Before Taxes	30.50%	2.78%	7.38%
Indexes
MSCI World Index (reflects no deduction for fees, expenses or taxes) (Index comparison begins on September 30, 2001.)	29.99%	2.01%	4.76%
Lipper Global Small-/Mid-Cap Funds Universe Average (net of fees and expenses) (Lipper average comparison begins on September 30, 2001.)	42.15%	2.92%	7.78%
Lipper Global Multi-Cap Value Funds Universe Average (net of fees and expenses) (Lipper changed the Fund’s Lipper peer group classification to Lipper Global Multi-Cap Value Funds Universe Average, effective April 8, 2010. Both category averages are presented in this prospectus for comparison purposes.) (Lipper average comparison begins on September 30, 2001.)	35.81%	4.44%	8.38%

Ivy Funds

Investment Adviser

The Fund is managed by Ivy Investment Management Company (IICO) and sub-advised by Mackenzie Cundill Investment Management Ltd. (Cundill).

Portfolio Managers

Andrew Massie, Vice President, Investment Management, and Portfolio Manager and Research Analyst for Cundill, has managed the Fund since December 2007 and James Thompson, Jr., Senior Vice President and Team Lead, Investments and Research for Cundill, has co-managed the Fund since April 2009.

Purchase and Sale of Fund Shares

The Fund’s shares are redeemable. You may purchase or redeem shares at the Fund’s NAV per share next calculated after your order is received in proper form, subject to any applicable sales charge or redemption fee, on any business day through your dealer or financial adviser (all share classes), by writing to Ivy Client Services, P.O. Box 29217, Shawnee Mission, Kansas 66201-9217 (all share classes), or by telephone (Class A, B and C: 800.777.6472); fax (Class A, B, C and E: 800.532.2749; Class I and Y: 800.532.2784), or internet (www.ivyfunds.com) (Class A, B and C) if you have completed an Express Transaction Authorization Form. If your individual account is not maintained on our shareholder servicing system, please contact your selling broker-dealer, plan administrator or third-party record keeper to sell shares of the Fund.

The Fund’s initial and subsequent investment minimums are as follows:

For Class A, Class B, Class C and Class E:
To Open an Account	$500
For accounts opened with Automatic Investment Service (AIS)	$50
For accounts established through payroll deductions and salary deferrals	Any amount
To Add to an Account	Any amount
For AIS	$25
For Class I and Class Y:
Please check with your individual selling dealer, plan administrator or third party record keeper for information about minimum investment requirements.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or IICO and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s web site for more information.

IVSUM-ICDAX

Ivy Funds